Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 61,445	$ 43,145	$ 42,601
Net unrealized holding (loss) gain on securities available for sale	(5,328)	2,524	(3,096)
Reclassification adjustments for net gain recognized in income	0	0	(688)
Tax effect	1,384	(792)	1,514
Net unrealized (loss) gain on securities available for sale, net of tax	(3,944)	1,732	(2,270)
Change in overfunded position in pension and postretirement plans arising during the year	(3,684)	3,824	1,333
Tax effect	957	(812)	(533)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	(2,727)	3,012	800
Amortization of net actuarial gain	(556)	(289)	(90)
Amortization of prior service (benefit) cost	(100)	90	90
Tax effect	170	(100)	0
Amortization of net actuarial gain and prior service credit on pension and postretirement plans, net of tax	(486)	(299)	0
Other comprehensive (loss) income, net of tax	(7,157)	4,445	(1,470)
Comprehensive income	$ 54,288	$ 47,590	$ 41,131